Statement of profit or loss - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IncomeStatementLineItems [Line Items]
Net revenue	R$ 52,323,525	R$ 57,999,866	R$ 49,260,594
Cost of products sold	(45,879,118)	(46,576,657)	(36,177,408)
Gross profit	6,444,407	11,423,209	13,083,186
Income (expenses)
Selling and distribution	(1,783,455)	(1,689,179)	(1,446,153)
(Loss) reversals for impairment of trade accounts receivable	(7,069)	87,008	(13,455)
General and administrative	(2,224,180)	(1,793,185)	(1,434,272)
Research and development	(247,730)	(219,256)	(167,456)
Results from equity investments	10,218	(888)	39,956
Other income	2,408,434	1,027,222	314,934
Other expenses	(4,446,942)	(554,713)	(1,169,814)
Profit before net financial income (expense) and taxes	153,683	8,280,218	9,206,926
Financial results
Financial expenses	(3,882,785)	(3,007,551)	(3,747,217)
Financial income	850,554	589,052	603,630
Exchange rate variations, net	(1,724,520)	(2,256,983)	(798,762)
Finance income (cost)	(4,756,751)	(4,675,482)	(3,942,349)
(Loss) profit before income tax and social contribution	(4,603,068)	3,604,736	5,264,577
Current and deferred income tax and social contribution	1,962,670	(736,551)	(1,357,682)
(Loss) profit for the year of continued operations	(2,640,398)	2,868,185	3,906,895
Discontinued operations results
Profit from discontinued operations			13,499
Current and deferred income tax and social contribution			(4,623)
Profit from discontinued operations			8,876
(Loss) profit for the year	(2,640,398)	2,868,185	3,915,771
Attributable to:
Company's shareholders	(2,540,995)	2,827,650	3,865,440
Non-controlling interest in subsidiaries	(99,403)	40,535	50,331
(Loss) profit for the year	R$ (2,640,398)	R$ 2,868,185	R$ 3,915,771
(Loss) earnings per share - basic and diluted - R$
Common	R$ (3.1922)	R$ 3.5543	R$ 4.8479
Class A Preferred Shares [Member]
(Loss) earnings per share - basic and diluted - R$
Common	(3.1922)	3.5543	4.8479
Class B Preferred Shares [Member]
(Loss) earnings per share - basic and diluted - R$
Common	R$ (3.1922)	R$ 0.5910	R$ 0.6069